TAXES (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of income before income taxes

	For the year ended March 31,
	2024	2023

Income (loss) before tax	$1,541,458	$(4,433,972)
Statutory Canadian tax rate	26.5%	26.5%
Income tax based on statutory tax rate	408,486	(1,175,003)
Difference on tax rates	(1,136,748)	–
Change in estimate	1,220,106	(2,124)
Share issuance costs	(624,516)	(630,927)
Change in valuation allowance	822,602	359,554
Non-deductible expenses	(115,721)	586,636
Income tax (recovery) expense	$574,209	$(861,864)

Schedule of provision for income tax

	For the year ended March 31,
	2024	2023

Current income tax – Canada	$–	$(64,768)
Deferred income tax – Canada	574,209	(797,096)
Total income tax (recovery) expense	$574,209	$(861,864)

Schedule of components of deferred tax assets

	March 31, 2024	March 31, 2023

Deferred tax assets:
Loss carried forward to future years*	$2,032,360	$1,928,466
Property, plant and equipment	782	57,257
Deferred financing costs	527,431	619,125
Lease liability	11,072	183,097
Intangible assets	–	–
Valuation allowance	(1,395,957)	(573,354)
Total deferred tax assets	$1,175,688	$2,214,591

Deferred tax liabilities:
Intangible assets	$(126,052)	$(225,060)
Deferred financing costs	–	–
Property, plant and equipment	(1,059,282)	(1,252,942)
Right of use assets	(11,072)	(183,097)
Total deferred tax liabilities	$(1,196,406)	$(1,661,099)
Deferred tax assets	$105,334	778,552
Deferred tax liabilities, net	$(126,052)	$(225,060)

*	As of March 31, 2024, the Company has non-capital loss of $10,554,279, resulting of deferred tax asset of $2,032,360. The above non-capital loss will expire from March 31, 2040 to 2044, and the Company has provided a valuation allowance of $1,395,957 on the deferred tax assets. As of March 31, 2023, the Company has non-capital loss of $7,277,230, resulting of deferred tax asset of $1,928,466. The above non-capital loss will expire from March 31, 2040 to 2043, and the Company has provided a valuation allowance of $573,354 on the deferred tax assets.

Schedule of taxes payable

	March 31, 2024	March 31, 2023

Corporate income tax payable	$1,399,244	$1,528,630

Schedule of other taxes payable

	March 31, 2024	March, 2023

Other tax payable	$616,358	$932,402